Details of Significant Accounts - Pensions, defined contribution plans - Narrative (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
Percentage of monthly contribution	6.00%
Pension cost	$ 282	$ 265
Pension cost for other foreign subsidiaries	$ 132	$ 121